Stockholder's Equity (Deficit) (USD $)	Common Stock	Additional Paid-In Capital	Share Subscription Receivable	Stock Payable	Accumulated deficit during the exploration stage	Total
Beginning Balance, Amount at Aug. 07, 2007
Beginning Balance, Shares at Aug. 07, 2007
Common stock issued for cash, shares	44,200,000
Common stock issued for cash, amount	44,200		(8,500)		(35,700)
Net loss					(2,525)	(2,525)
Ending Balance, Amount at Sep. 30, 2007	44,200		(8,500)		(38,225)	(2,525)
Ending Balance, Shares at Sep. 30, 2007	44,200,000
Common stock issued for cash, shares	43,180,000
Common stock issued for cash, amount	43,180				(39,370)	3,810
Subscription Receivable			8,500			8,500
Net loss					(12,964)	(12,964)
Ending Balance, Amount at Sep. 30, 2008	87,380				(90,559)	(3,179)
Ending Balance, Shares at Sep. 30, 2008	87,380,000
Net loss					(21,338)	(21,338)
Ending Balance, Amount at Sep. 30, 2009	87,380				(111,897)	(24,517)
Ending Balance, Shares at Sep. 30, 2009	87,380,000
Common stock issued for cash, shares	800,000
Common stock issued for cash, amount	800	399,200				400,000
Forgiveness of debt by former director		16,198				16,198
Common Stock, issued for mineral property, shares	2,300,000
Common Stock, issued for mineral property, amount	2,300	112,700				115,000
Common stock to be issued on debt, amount				446,410		446,410
Common stock to be issued for services, amount				160,000		160,000
Private placement received in advance				500,000		500,000
Net loss					(777,221)	(777,221)
Ending Balance, Amount at Sep. 30, 2010	90,480	528,098		1,106,410	(889,118)	835,870
Ending Balance, Shares at Sep. 30, 2010	90,480,000
Common stock issued for cash, shares	1,554,880
Common stock issued for cash, amount	1,554	1,398,446		100,000		1,500,000
Forgiveness of debt by former director						0
Common Stock, issued for mineral property, amount						0
Common stock to be issued on debt, amount						0
Common stock to be issued for services, shares	500,000
Common stock to be issued for services, amount	500	584,500		(160,000)		425,000
Common stock issued for stock payable shares	417,205
Common stock issued for stock payable, amount	417	445,993		(446,410)
Common stock to be issued for services at September 30, 2011				267,500		267,500
Net loss					(1,952,064)	(1,952,064)
Ending Balance, Amount at Sep. 30, 2011	92,951	2,957,037		867,500	(2,841,182)	1,076,306
Ending Balance, Shares at Sep. 30, 2011	92,952,085
Common stock issued for cash, shares	4,067,728
Common stock issued for cash, amount	4,069	413,434				417,503
Common Stock, issued for mineral property, amount						0
Common stock to be issued on debt, amount						0
Common stock to be issued for services, shares	1,500,000
Common stock to be issued for services, amount	1,500	381,500		18,333		133,833
Common stock issued for stock payable shares	2,727,273
Common stock issued for stock payable, amount	2,727	597,273		(600,000)
Net loss					(1,735,856)	(1,735,856)
Ending Balance, Amount at Sep. 30, 2012	$ 101,247	$ 4,349,244		$ 18,333	$ (4,577,038)	$ (108,214)
Ending Balance, Shares at Sep. 30, 2012	101,247,086